Distillate International Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.6%
	Basic Materials - 9.9%
2,866	Agnico Eagle Mines, Ltd.	$173,250
28,573	B2Gold Corporation	120,292
4,112	Boliden AB	158,188
40,093	Evolution Mining, Ltd.	135,449
18,157	Fortescue Metals Group, Ltd.	318,156
46,711	Grupo Mexico SAB de CV - Series B	220,435
4,101	Kirkland Lake Gold, Ltd.	158,012
6,530	Mondi plc	171,486
20,484	Northern Star Resources, Ltd.	150,401
7,922	SSR Mining, Inc.	123,855
4,139	Wheaton Precious Metals Corporation	182,633
166,000	Zijin Mining Group Company, Ltd. - H Shares	223,162
		2,135,319
	Communications - 15.9%
27,200	Advanced Info Service pcl - NVDR	145,123
4,220	Alibaba Group Holding, Ltd. - ADR (a)	957,012
1,112	Baidu, Inc. - ADR (a)	226,737
2,682	Elisa Oyj	160,047
10,500	KDDI Corporation	327,800
14,189	LG Uplus Corporation	193,403
215	NCSoft Corporation	156,551
26,900	SoftBank Corporation	352,276
12,634	Telenor ASA	213,033
843,500	Telkom Indonesia Persero Tbk PT	183,243
6,548	Vipshop Holdings, Ltd. - ADR (a)	131,484
3,657	Weibo Corporation - ADR (a)	192,432
1,971	Wolters Kluwer NV	198,026
		3,437,167

	Consumer, Cyclical - 13.9%
5,778	Alimentation Couche-Tard, Inc. - Class B	212,540
22,805	B&M European Value Retail SA	180,580
4,900	Bridgestone Corporation	223,169
2,306	BRP, Inc.	180,636
4,910	Bunzl plc	162,043
1,250	Cie Generale des Etablissements Michelin SCA	199,380
68,000	Geely Automobile Holdings, Ltd.	214,091
699	Hyundai Mobis Company, Ltd.	181,244
8,027	Industria de Diseno Textil SA	282,816
1,500	Koito Manufacturing Company, Ltd.	93,387
2,788	Magna International, Inc.	258,280
1,553	Pandora AS	208,782
4,541	Valeo SA	136,622
77,682	Wal-Mart de Mexico SAB de CV	254,031
99,000	Weichai Power Company, Ltd. - H Shares	220,033
		3,007,634
	Consumer, Non-cyclical - 20.3%
6,200	Ajinomoto Company, Inc.	161,103
14,100	Astellas Pharma, Inc.	245,756
68,000	China Feihe, Ltd.	146,755
5,810	Essity AB - Class B	192,803
24,000	Hengan International Group Company, Ltd.	160,704
4,243	Hikma Pharmaceuticals plc	143,371
35,253	JBS SA	205,075
2,700	Kao Corporation	166,272
7,248	Koninklijke Ahold Delhaize NV	215,487
1,396	Merck KGaA	267,697
5,132	Novo Nordisk AS - Class B	430,003
2,611	Reckitt Benckiser Group plc	230,737
2,774	Recordati Industria Chimica e Farmaceutica SpA	158,563
17,219	Roche Holding AG - ADR	809,121
3,100	Shionogi & Company, Ltd.	161,745
182,000	Sino Biopharmaceutical, Ltd.	178,582
6,344	Sonic Healthcare, Ltd.	182,890
19,900	Swedish Match AB	169,817
3,100	Yakult Honsha Company, Ltd.	175,682
		4,402,163
	Energy - 6.2%
6,469	Aker BP ASA	206,281
1,899	DCC plc	155,251
287,000	Kunlun Energy Company, Ltd.	264,610
5,719	Lundin Energy AB	202,489
180,800	PTT pcl - NVDR	221,416
10,338	Tourmaline Oil Corporation	295,789
		1,345,836
	Financial - 2.2%
9,489	FinecoBank Banca Fineco SpA (a)	165,420
1,573	London Stock Exchange Group plc	173,189
3,457	Magellan Financial Group, Ltd.	139,785
		478,394
	Industrial - 13.7%
5,938	Alfa Laval AB	209,895
40,500	Anhui Conch Cement Company, Ltd. - H Shares	214,864
7,197	Assa Abloy AB - Class B	216,950
46,064	Aurizon Holdings, Ltd.	128,647
156,000	China Resources Cement Holdings, Ltd.	148,249
1,464,000	China Tower Corporation, Ltd. - H Shares	201,714
30,087	DS Smith plc	173,694
853	Hyundai Glovis Company, Ltd.	158,307
2,036	Legrand SA	215,518
858	LG Innotek Company, Ltd.	169,901
6,300	MINEBEA MITSUMI, Inc.	166,823
911	Samsung Electro-Mechanics Company, Ltd.	143,184
6,920	Sandvik AB	176,881
1,825	Schneider Electric SE	287,155
5,503	SKF AB	140,211
34,500	Zhuzhou CRRC Times Electric Company, Ltd. - H Shares	203,912
		2,955,905

	Technology - 15.2%
46,000	ASE Technology Holding Company, Ltd. (a)	184,908
1,706	Atos SE	103,788
1,294	Capgemini SE	248,598
2,226	CGI, Inc. (a)	202,035
21,000	Kingsoft Corporation, Ltd.	125,878
2,065	NetEase, Inc. - ADR	237,991
5,600	Nexon Company, Ltd.	124,927
3,573	Open Text Corporation (a)	181,636
3,200	Otsuka Corporation	168,087
19,758	Sage Group plc	186,750
579	Samsung Electronics Company, Ltd. - GDR	1,032,646
3,018	SK Hynix, Inc.	341,691
38,000	Vanguard International Semiconductor Corporation	160,933
		3,299,868
	Utilities - 1.3%
20,480	Cia de Saneamento Basico do Estado de Sao Paulo	149,299
94,000	Guangdong Investment, Ltd.	135,084
		284,383
	TOTAL COMMON STOCKS (Cost $20,662,444)	21,346,669

	PREFERRED STOCKS - 0.9%
	Consumer, Non-cyclical - 0.9%
1,907	Henkel AG & Company KGaA	201,365
	TOTAL PREFERRED STOCKS (Cost $206,595)	201,365

	SHORT-TERM INVESTMENTS - 0.1%
14,416	First American Government Obligations Fund - Class X, 0.03% (b)	14,416
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,416)	14,416
	TOTAL INVESTMENTS - 99.6% (Cost $20,883,455)	21,562,450
	Other Assets in Excess of Liabilities - 0.4%	95,930
	NET ASSETS - 100.0%	$21,658,380

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-voting Depositary Receipt.
(a)	Non-income producing security.
(b)	Rate shown is the annualized seven-day yield as of June 30, 2021.

Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,346,669	$-	$-	$21,346,669
Preferred Stocks	$201,365	-	-	201,365
Short-Term Investments	14,416	-	-	14,416
Total Investments in Securities	$21,562,450	$-	$-	$21,562,450
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended June 30, 2021, the Fund did not recognize any transfers to or from Level 3.